Other intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets [Text Block]

6)      Other intangible assets

During the year ended December 31, 2020, the Company acquired certain patent families (the "intellectual property") out of an assignment for the benefit of creditors under Massachusetts, U.S.A., law. The acquisition was completed through an asset purchase agreement, with the Company issuing 252 common shares and 362 common share purchase warrants as consideration. The transaction closed on December 7, 2020, with the common shares valued at $2,243 (note 12) and the common share purchase warrants valued at $2,123 ( note 13) for a total consideration of $4,366.

At December 31, 2021, the remaining estimated useful life is 9 years (December 31, 2020 - 10 years).

	Intellectual
	Property	Total
Cost
Balance at December 31, 2019	$-	$-
Additions	4,366	4,366
Balance at December 31, 2020	$4,366	$4,366
Additions	-	-
Balance at December 31, 2021	$4,366	$4,366
Accumulated Depreciation
Balance at December 31, 2019	$-	$-
Depreciation	-	-
Balance at December 31, 2020	$-	$-
Depreciation	437	437
Balance at December 31, 2021	$437	$437
Net Book Value
At December 31, 2020	$4,366	$4,366
At December 31, 2021	$3,929	$3,929